Related Parties Disclosure - Schedule of Condensed Consolidated Financial Statements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 01, 2026	Dec. 31, 2025
SEALSQ France SAS [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Share Capital	$ 1,473,162
% ownership	100.00%		100.00%
Nature of business	Chip manufacturing, sales & distribution
Sealsq Japan KK [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Share Capital	$ 1,000,000
% ownership	100.00%		100.00%
Nature of business	Sales & distribution
SEALSQ France Taiwan Branch [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Share Capital	$ 100,000
% ownership	100.00%		100.00%
Nature of business	Sales & distribution
SEALSQ USA Ltd [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Share Capital
% ownership	100.00%		100.00%
Nature of business	Sales & distribution
IC’Alps SAS [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Share Capital	$ 1,100,000
% ownership	100.00%		100.00%
Nature of business	Custom ASIC design services
Miraex SA [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Share Capital	$ 904,536
% ownership	100.00%	100.00%
Nature of business	Photonic integrated circuit (PIC) platform
Wecan Group SA [Member]
Schedule of Condensed Consolidated Financial Statements [Line Items]
Share Capital	$ 304,911
% ownership	55.52%		31.87%
Nature of business	Blockchain solutions for data quality and compliance in the financial sector